Participant Accounts (Details) - EDCP - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 256,333,588	$ 537,965,068
Investment, Identifier [Axis]: American Beacon Small Cap Value Fund Class Institutional
EBP, Investment, Fair Value and NAV [Line Items]
Total Number of Shares	13,480.92	12,196.94
Net Asset Share Value ($)	$ 23.39	$ 24.65
Fair Value	$ 315,319	$ 300,655
Investment, Identifier [Axis]: Fidelity Diversified International K6 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Number of Shares	73,829.12	77,344.81
Net Asset Share Value ($)	$ 17.72	$ 14.16
Fair Value	$ 1,308,252	$ 1,095,203
Investment, Identifier [Axis]: Fidelity Low-Priced Stock K6 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Number of Shares	161,478.94	140,347.93
Net Asset Share Value ($)	$ 15.60	$ 14.62
Fair Value	$ 2,519,071	$ 2,051,887
Investment, Identifier [Axis]: John Hancock Small Cap Core Fund Class A
EBP, Investment, Fair Value and NAV [Line Items]
Total Number of Shares	0	975.07
Net Asset Share Value ($)	$ 15.93	$ 17.01
Fair Value	$ 0	$ 16,586
Investment, Identifier [Axis]: Oakmark Equity And Income Fund Class I
EBP, Investment, Fair Value and NAV [Line Items]
Total Number of Shares	21,294.76	29,615.11
Net Asset Share Value ($)	$ 39.04	$ 35.95
Fair Value	$ 831,347	$ 1,064,663
Investment, Identifier [Axis]: PIMCO Total Return Fund Institutional Class
EBP, Investment, Fair Value and NAV [Line Items]
Total Number of Shares	1,322,094.05	1,435,682.94
Net Asset Share Value ($)	$ 8.86	$ 8.48
Fair Value	$ 11,713,753	$ 12,174,591
Investment, Identifier [Axis]: Templeton World Fund Class A
EBP, Investment, Fair Value and NAV [Line Items]
Total Number of Shares	0	3,380.5
Net Asset Share Value ($)	$ 17.77	$ 16.61
Fair Value	$ 0	$ 56,150
Investment, Identifier [Axis]: The Progressive Corporation
EBP, Investment, Fair Value and NAV [Line Items]
Total Number of Shares	411,570.51	1,510,680.02
Net Asset Share Value ($)	$ 227.72	$ 239.61
Fair Value	$ 93,722,835	$ 361,974,038
EBP, Investment, Number Of Shares Distributable In Common Shares	319,023.03	1,138,191.42
Investment, Identifier [Axis]: Vanguard Balanced Index Fund Institutional Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total Number of Shares	518,251.77	372,227.97
Net Asset Share Value ($)	$ 51.81	$ 48.49
Fair Value	$ 26,850,624	$ 18,049,334
Investment, Identifier [Axis]: Vanguard Federal Money Market Fund Investor Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total Number of Shares	40,260,525.95	40,043,259.18
Net Asset Share Value ($)	$ 1.00	$ 1.00
Fair Value	$ 40,260,526	$ 40,043,259
Investment, Identifier [Axis]: Vanguard Growth Index Fund Institutional Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total Number of Shares	46,822.37	40,911.96
Net Asset Share Value ($)	$ 251.15	$ 211.23
Fair Value	$ 11,759,438	$ 8,641,833
Investment, Identifier [Axis]: Vanguard Intuitional Index Fund Institutional Plus Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total Number of Shares	53,584.02	115,105.08
Net Asset Share Value ($)	$ 552.07	$ 478.88
Fair Value	$ 29,582,131	$ 55,121,523
Investment, Identifier [Axis]: Vanguard Mid-Cap Index Fund Institutional Plus Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total Number of Shares	17,848.26	19,230.66
Net Asset Share Value ($)	$ 391.51	$ 356.11
Fair Value	$ 6,987,771	$ 6,848,230
Investment, Identifier [Axis]: Vanguard Small-Cap Index Fund Institutional Plus Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total Number of Shares	19,653.23	18,654.44
Net Asset Share Value ($)	$ 356.69	$ 332.37
Fair Value	$ 7,010,110	$ 6,200,175
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund Institutional Plus Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total Number of Shares	1,269,898.32	1,318,605.68
Net Asset Share Value ($)	$ 9.77	$ 9.48
Fair Value	$ 12,406,907	$ 12,500,382
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund Institutional Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total Number of Shares	22,307.64	26,316.88
Net Asset Share Value ($)	$ 162.09	$ 126.72
Fair Value	$ 3,615,846	$ 3,334,875
Investment, Identifier [Axis]: Vanguard Value Index Fund Institutional Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total Number of Shares	92,976.79	113,970.17
Net Asset Share Value ($)	$ 74.51	$ 66.03
Fair Value	$ 6,927,701	$ 7,525,450
Investment, Identifier [Axis]: Wasatch Small Cap Growth Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Number of Shares	13,959.8	23,115.64
Net Asset Share Value ($)	$ 37.39	$ 41.80
Fair Value	$ 521,957	$ 966,234